Acquisitions	12 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Acquisitions

Note 3 — Acquisitions

Entities acquired by the Company during the last three fiscal years have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material in any fiscal year. During fiscal year 2019, the Company acquired TTS Wireless for approximately $50,000 in cash and potential additional consideration based on the achievement of certain performance metrics. TTS Wireless is a leading provider of mobile network engineering services, specializing in network optimization, planning and software-enabled solutions. During fiscal year 2018, the Company acquired three technology companies for an aggregate consideration of $355,142 in cash: Vubiquity, a leading provider of premium content services and technology solutions, projekt202, a leader in experience-driven software design and development, and UXP systems (“UXP”) whose User Lifecycle Management solution is a leading platform for empowering digital user relationships and digital identity. See Note 9 to the consolidated financial statement.